Balance Sheet (Parenthetical)	1 Months Ended
Nov. 30, 2021 $ / shares shares
Preferred stock par value | $ / shares	$ 0.0001
Preferred stock shares authorized	1,000,000
Preferred stock shares issued	0
Preferred stock shares outstanding	0
Common Class A [Member]
Common stock par or stated value per share | $ / shares	$ 0.0001
Common stock shares authorized	479,000,000
Common stock shares issued	0
Common stock shares outstanding	0
Common Class B [Member]
Common stock par or stated value per share | $ / shares	$ 0.0001
Common stock shares authorized	20,000,000
Common stock shares issued	2,875,000
Common stock shares outstanding	2,875,000
Ordinary shares subject to forfeiture	375,000